Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FPA Queens Road Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.05%	11.26%	11.39%
FPA Queens Road Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.36%	9.84%	10.02%
FPA Queens Road Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.08%	8.72%	9.07%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P 500 Value Index
Prospectus [Line Items]
Average Annual Return, Percent		13.19%	12.96%	11.73%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").